VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Additional Information (Details)		1 Months Ended		12 Months Ended
	Feb. 03, 2016	Feb. 29, 2020 USD ($)	May 31, 2015 suezmax_tanker_vessel_type very_large_crude_carrier	Dec. 31, 2021 USD ($) vessels	Dec. 31, 2020 USD ($) vessels	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2019 vessels	Feb. 29, 2016 shares	Jul. 01, 2015 USD ($)
Leases, Schedule of Leased Assets [Line Items]
Number of leased assets | vessels								5
Management fee income										$ 6,500
Reverse stock split, conversion ratio	0.2000
Profit share expense percentage										25.00%
Cash buffer per vessel, covenant compliance				$ 2,000,000
Cash held by Frontline Shipping Ltd				2,000,000	$ 15,600,000
Present value of obligations under finance leases				48,466,000	56,277,000
Contractual obligation				30,500,000
Contingent rental expense payable				18,000,000
Profit share expense				300,000	18,700,000	$ 4,800,000
Difference in fair value of profit share from original value				$ 3,600,000	14,600,000	2,200,000
Gain on contract termination					7,400,000
Remaining periods on these leases, maximum (in years)				5 years
Finance lease, interest expense				$ 3,900,000	$ 7,000,000	$ 10,700,000
Number of vessels sub-leased | vessels				0	1
Ship Finance Leased Vessels
Leases, Schedule of Leased Assets [Line Items]
Management fee income										$ 9,000
Total vessels leased in on long-term time charters | vessels				2	2
SFL
Leases, Schedule of Leased Assets [Line Items]
Number of shares issued (in shares) | shares									11,000,000
Profit share expense percentage										50.00%
Cash buffer per vessel, covenant compliance				$ 2,000,000
Income from contract termination		$ 3,200,000
Gain on contract termination					$ 7,400,000
Increase (decrease) in notes payable, related parties							$ 20,000,000
VLCC Vessels
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms | very_large_crude_carrier			12
Daily hire payable										$ 20,000
Suezmax Vessels
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms | suezmax_tanker_vessel_type			5
Daily hire payable										$ 15,000